Reconciliation of Unrecognized Tax Benefits (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Unrecognized tax benefit	$ 16.6	$ 14.6